Other operating (expenses) income	12 Months Ended
Dec. 31, 2023
Other operating (expenses) income
Other operating (expenses) income

27.Other operating (expenses) income

	2023	2022	2021
Expense for legal provisions	(686,430)	(516,288)	(650,926)
Gain (loss) on sale of assets	121,309	(86,954)	(123,342)
Impairment loss of current assets	(95,902)	(101,871)	(83,773)
Other income	234,892	149,258	785,297
	(426,131)	(555,855)	(72,744)